Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Amount due to related party A and B			$ 576,693
Repayment of related party debt			740,880	$ 125,000
Converted notes			23,400
Interest expenses	$ 410,791	$ 885	257,782	4,328
Amortization of debt discount	$ 376,678	$ 0	196,077	0
Operational Purpose [Member] | Convertible notes - related parties [Member]
Amount due to related party A and B			576,693
Exercise price, per share	$ 0.50
Accrued Financing Fee	$ 63,918
Converted notes	$ 2,000,000
Stock Warrants Issued	2,500,000
Conversion price	$ 0.40
Original discount	$ 160,000
Interest expenses	31,206
Accrued interest	31,206
Amortization of debt discount	30,850
Debt discount	$ 1,824,087
Interest Rate	10.00%
Operational Purpose [Member] | Related Party A [Member]
Advance from related party			6,495	246,425
Operational Purpose [Member] | Related Party B [Member]
Repayment of related party debt			410,880	0
Working Capital Purpose [Member] | Related Party A [Member]
Amount due to related party A and B			576,693
Repayment of related party debt			330,000	125,000
Convertible note issued			576,693
Advance from related party			$ 2,000	$ 307,500